Events After the Close of the Fiscal Year - Additional Information (Detail) - Events after reporting period [member]			3 Months Ended
	Mar. 04, 2019 Director	Jan. 03, 2019	Sep. 30, 2019
Disclosure of non-adjusting events after reporting period [line items]
Number of Board of directors	8
Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Peanut allergy treatment covering age as per BLA		4	4
Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Peanut allergy treatment covering age as per BLA		11	11